UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31

Date of reporting period: May 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

MAY 28, 2010

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	May 28, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.3%
CONSUMER DISCRETIONARY - 18.6%
Internet & Catalog Retail - 1.1%
Liberty Media Holding Corp., Interactive Group, Series A Shares	4,000,000	$51,880,000	*

Media - 17.2%
Ascent Media Corp., Class A Shares	77,060	2,041,319	*
Cablevision Systems Corp., New York Group, Class A Shares	8,000,000	198,480,000
CBS Corp., Class B Shares	786,900	11,457,264
Comcast Corp., Class A Shares	1,895,600	34,291,404
Comcast Corp., Special Class A Shares	12,459,320	214,549,490
DIRECTV, Class A Shares	2,839,532	107,021,961	*
Discovery Communications Inc., Class A Shares	745,600	28,079,296	*
Discovery Communications Inc., Class C Shares	770,600	24,458,844	*
Liberty Global Inc., Series A Shares	699,831	18,055,640	*
Liberty Global Inc., Series C Shares	709,748	18,212,134	*
Liberty Media - Starz, Series A Shares	342,633	17,926,559	*
Liberty Media Holding Corp., Capital Group, Series A Shares	793,300	33,366,198	*
Madison Square Garden Inc., Class A Shares	2,001,825	42,178,453	*
Viacom Inc., Class B Shares	786,900	26,447,709	*
World Wrestling Entertainment Inc., Class A Shares	997,200	16,523,604

Total Media		793,089,875

Specialty Retail - 0.3%
Charming Shoppes Inc.	2,635,700	12,018,792	*

TOTAL CONSUMER DISCRETIONARY		856,988,667

ENERGY - 17.7%
Energy Equipment & Services - 9.9%
Core Laboratories NV	1,089,410	148,137,972
National-Oilwell Varco Inc.	1,855,061	70,733,476
Weatherford International Ltd.	16,997,460	240,004,135	*

Total Energy Equipment & Services		458,875,583

Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	6,846,445	358,274,467

TOTAL ENERGY		817,150,050

FINANCIALS - 3.4%
Capital Markets - 0.8%
Cohen & Steers Inc.	1,348,400	32,631,280
Goldman Sachs Group Inc.	27,200	3,923,872

Total Capital Markets		36,555,152

Thrifts & Mortgage Finance - 2.6%
Astoria Financial Corp.	3,976,730	59,173,742
New York Community Bancorp Inc.	3,807,990	61,118,240

Total Thrifts & Mortgage Finance		120,291,982

TOTAL FINANCIALS		156,847,134

HEALTH CARE - 34.6%
Biotechnology - 19.3%
Alkermes Inc.	1,055,800	11,988,609	*
Amgen Inc.	5,291,900	274,014,582	*
AP Pharma Inc.	135,875	110,072	*
Biogen Idec Inc.	6,113,750	289,975,162	*
Genzyme Corp.	5,047,070	245,539,955	*
Isis Pharmaceuticals Inc.	952,000	8,758,400	*
Vertex Pharmaceuticals Inc.	1,644,640	56,888,098	*

Total Biotechnology		887,274,878

Health Care Equipment & Supplies - 2.7%
Covidien PLC	2,968,710	125,843,617

Health Care Providers & Services - 6.5%
UnitedHealth Group Inc.	10,357,500	301,092,525

Pharmaceuticals - 6.1%
Anesiva Inc.	1,077,376	23,433	*
BioMimetic Therapeutics Inc.	1,457,900	17,757,222	*(a)
Forest Laboratories Inc.	6,569,370	170,015,295	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 28, 2010

SECURITY	SHARES	VALUE
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd., ADR	697,670	$38,246,269
Valeant Pharmaceuticals International	1,141,191	53,042,558	*

Total Pharmaceuticals		279,084,777

TOTAL HEALTH CARE		1,593,295,797

INDUSTRIALS - 8.0%
Aerospace & Defense - 3.2%
L-3 Communications Holdings Inc.	1,816,945	150,134,165

Construction & Engineering - 0.7%
Fluor Corp.	645,850	30,303,282

Industrial Conglomerates - 2.4%
Tyco International Ltd.	3,069,410	111,081,948

Machinery - 1.7%
Pall Corp.	2,310,580	78,675,249

TOTAL INDUSTRIALS		370,194,644

INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.0%
Arris Group Inc.	1,152,943	12,647,785	*
Nokia Oyj	611,972	6,188,468	(b)
Nokia OYJ, ADR	2,595,008	26,261,481

Total Communications Equipment		45,097,734

Computers & Peripherals - 5.0%
LaserCard Corp.	267,700	1,309,053	*
SanDisk Corp.	3,459,900	161,300,538	*
Seagate Technology	4,556,260	69,984,154	*

Total Computers & Peripherals		232,593,745

Electronic Equipment, Instruments & Components - 2.3%
Dolby Laboratories Inc., Class A Shares	250,000	16,502,500	*
Tyco Electronics Ltd.	3,150,250	90,790,205

Total Electronic Equipment, Instruments & Components		107,292,705

Semiconductors & Semiconductor Equipment - 6.4%
Broadcom Corp., Class A Shares	4,066,410	140,372,473
Cree Inc.	1,120,640	74,376,877	*
DSP Group Inc.	675,500	4,573,135	*
Intel Corp.	2,857,540	61,208,507
Standard Microsystems Corp.	669,200	15,311,296	*

Total Semiconductors & Semiconductor Equipment		295,842,288

Software - 1.9%
Advent Software Inc.	961,720	41,584,773	*
Autodesk Inc.	1,494,900	43,740,774	*

Total Software		85,325,547

TOTAL INFORMATION TECHNOLOGY		766,152,019

MATERIALS - 1.4%
Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold Inc., Class B Shares	637,000	44,621,850
Nucor Corp.	400,000	17,220,000

TOTAL MATERIALS		61,841,850

TOTAL COMMON STOCKS (Cost - $2,885,207,108)		4,622,470,161

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BOND & NOTE - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Anesiva Inc. (Cost - $252,305)	7.000%	4/28/10	$252,305	$3	(b)(c)(d)

TOTAL INVESTMENTS - 100.3% (Cost - $2,885,459,413#)				4,622,470,164

Liabilities in Excess of Other Assets - (0.3)%				(13,564,934)

TOTAL NET ASSETS - 100.0%				$4,608,905,230

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At May 28, 2010, the total market value of Affiliated Companies was $17,757,222, and the cost was $11,452,496.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Illiquid security.

(d)	Security is currently in default.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason ClearBridge Aggressive Growth Fund (the “Fund”), is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$4,622,470,161	—	—	$4,622,470,161
Corporate bond & note†	—	—	$3	3

Total Investments	$4,622,470,161	—	$3	$4,622,470,164

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)	INVESTMENTS IN SECURITIES
Balance as of August 31, 2009	$252,305
Accrued premiums/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)(1)	(252,302)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of May 28, 2010	$3

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 28, 2010(1)	$(252,302)

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,983,911,669
Gross unrealized depreciation	(246,900,918)

Net unrealized appreciation	$1,737,010,751

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

At May 28, 2010, the Fund did not invest in any derivative instruments.

Notes to Schedule of Investments (unaudited) (continued)

4. Transactions with Affiliated Companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies of the period ended May 28, 2010:

	Affiliate Value at 8/31/09	Purchased		Sold		Dividend	Affiliate Value at 5/28/10	Realized Gain/(Loss)
		Cost	Shares	Cost	Shares	Income
BioMimetic Therapeutics Inc.	$17,159,483	—	—	—	—	—	$17,757,222	—

Core Laboratories NV †	110,843,513	—	—	$2,124,634	106,700	$382,623	148,137,972	$9,791,924

	$128,002,996	$—		$2,124,634		$382,623	$165,895,194	$9,791,924

†	This security is no longer an affiliated company.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	July 27, 2010